3. Loans, Allowance for Loan Losses and Credit Quality (Details 2) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Allowance for loan losses, Beginning balance				$ 4,905,874				$ 4,854,915	$ 4,905,874	$ 4,854,915
Charge-offs									(502,366)	(543,839)
Recoveries									98,370	54,798
Provision (credit)	$ 135,000	$ 75,000	$ 150,000	150,000	$ 135,000	$ 135,000	$ 135,000	135,000	510,000	540,000
Allowance for loan losses, Ending balance	5,011,878				4,905,874				5,011,878	4,905,874
Allowance for loan losses evaluated for impairment, Individually											$ 139,700	$ 77,800
Allowance for loan losses evaluated for impairment, Collectively											4,872,178	4,828,074
Allowance for loan losses	5,011,878			4,905,874	4,905,874			4,854,915	5,011,878	4,905,874	5,011,878	4,905,874
Loans evaluated for impairment, Individually											4,491,996	3,371,728
Loans evaluated for impairment, Collectively											453,627,433	444,433,227
Total Loans											458,119,429	447,804,955
Commercial and industrial
Allowance for loan losses, Beginning balance				646,719				516,382	646,719	516,382
Charge-offs									(200,900)	(153,329)
Recoveries									59,264	6,249
Provision (credit)									207,819	277,417
Allowance for loan losses, Ending balance	712,902				646,719				712,902	646,719
Allowance for loan losses evaluated for impairment, Individually											0	0
Allowance for loan losses evaluated for impairment, Collectively											712,902	646,719
Allowance for loan losses	712,902			646,719	646,719			516,382	712,902	516,382	712,902	646,719
Loans evaluated for impairment, Individually											286,436	390,605
Loans evaluated for impairment, Collectively											64,904,688	63,999,615
Total Loans											65,191,124	64,390,220
Commercial Real Estate
Allowance for loan losses, Beginning balance				2,311,936				2,143,398	2,311,936	2,143,398
Charge-offs									(14,783)	(167,841)
Recoveries									0	0
Provision (credit)									(144,475)	336,379
Allowance for loan losses, Ending balance	2,152,678				2,311,936				2,152,678	2,311,936
Allowance for loan losses evaluated for impairment, Individually											0	34,400
Allowance for loan losses evaluated for impairment, Collectively											2,152,678	2,277,536
Allowance for loan losses	2,152,678			2,311,936	2,311,936			2,143,398	2,152,678	2,143,398	2,152,678	2,311,936
Loans evaluated for impairment, Individually											2,551,748	1,930,993
Loans evaluated for impairment, Collectively											175,654,794	164,680,837
Total Loans											178,206,542	166,611,830
Residential Real Estate 1st Lien
Allowance for loan losses, Beginning balance				1,270,766				1,452,184	1,270,766	1,452,184
Charge-offs									(150,947)	(58,904)
Recoveries									6,042	14,543
Provision (credit)									242,167	(137,057)
Allowance for loan losses, Ending balance	1,368,028				1,270,766				1,368,028	1,270,766
Allowance for loan losses evaluated for impairment, Individually											25,100	43,400
Allowance for loan losses evaluated for impairment, Collectively											1,342,928	1,227,366
Allowance for loan losses	1,368,028			1,270,766	1,270,766			1,452,184	1,368,028	1,452,184	1,368,028	1,270,766
Loans evaluated for impairment, Individually											1,419,808	721,241
Loans evaluated for impairment, Collectively											161,340,465	163,244,883
Total Loans											162,760,273	163,966,124
Residential Real Estate Jr Lien
Allowance for loan losses, Beginning balance				321,099				366,471	321,099	366,471
Charge-offs									(66,104)	(51,389)
Recoveries									240	240
Provision (credit)									167,587	5,777
Allowance for loan losses, Ending balance	422,822				321,099				422,822	321,099
Allowance for loan losses evaluated for impairment, Individually											114,600	0
Allowance for loan losses evaluated for impairment, Collectively											308,222	321,099
Allowance for loan losses	422,822			321,099	321,099			366,471	422,822	366,471	422,822	321,099
Loans evaluated for impairment, Individually											234,004	328,889
Loans evaluated for impairment, Collectively											44,486,262	44,472,594
Total Loans											44,720,266	44,801,483
Consumer
Allowance for loan losses, Beginning balance				118,819				105,279	118,819	105,279
Charge-offs									(69,632)	(112,376)
Recoveries									32,824	33,766
Provision (credit)									(6,322)	92,150
Allowance for loan losses, Ending balance	75,689				118,819				75,689	118,819
Allowance for loan losses evaluated for impairment, Individually											0	0
Allowance for loan losses evaluated for impairment, Collectively											75,689	118,819
Allowance for loan losses	75,689			118,819	118,819			105,279	75,689	105,279	75,689	118,819
Loans evaluated for impairment, Individually											0	0
Loans evaluated for impairment, Collectively											7,241,224	8,035,298
Total Loans											7,241,224	8,035,298
Unallocated
Allowance for loan losses, Beginning balance				236,535				271,201	236,535	271,201
Charge-offs									0	0
Recoveries									0	0
Provision (credit)									43,224	(34,666)
Allowance for loan losses, Ending balance	279,759				236,535				279,759	236,535
Allowance for loan losses evaluated for impairment, Individually											0	0
Allowance for loan losses evaluated for impairment, Collectively											279,759	236,535
Allowance for loan losses	$ 279,759			$ 236,535	$ 236,535			$ 271,201	$ 279,759	$ 271,201	279,759	236,535
Loans evaluated for impairment, Individually											0	0
Loans evaluated for impairment, Collectively											0	0
Total Loans											$ 0	$ 0